Derivative Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative financial instruments [abstract]
Derivative financial assets, Held for trading	₺ 709,617	₺ 961,665
Derivative financial assets, Derivatives used for hedging	730,924	0
Derivative financial assets	1,440,541	961,665
Derivative financial liabilities, Held for trading	131,097	17,724
Derivative financial liabilities, Derivatives used for hedging	0	0
Derivative financial liabilities	₺ 131,097	₺ 17,724